Summary of unallocated expenses (Details) - Reportable segments [member] - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unallocated expenses	₨ (3,352,962)	₨ (2,646,401)	₨ (5,719,113)
Less: customer inducement and acquisition costs**	1,313,621	809,587	1,486,370
Unallocated expenses	₨ (2,039,341)	₨ (1,836,814)	₨ (4,232,743)